Available-for-sale debt security (Details Narrative)			1 Months Ended
	Aug. 12, 2020 CHF (SFr)	Aug. 11, 2020 CHF (SFr)	Feb. 28, 2021 USD ($)	Feb. 28, 2021 CHF (SFr)	Dec. 30, 2020 CHF (SFr)	Dec. 30, 2020 EUR (€)	Nov. 18, 2020	Sep. 21, 2020 CHF (SFr)	Sep. 18, 2020	Dec. 31, 2021 USD ($)	Feb. 01, 2021 USD ($)	Feb. 01, 2021 CHF (SFr)	Jan. 04, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 22, 2020 CHF (SFr)	Dec. 01, 2020 CHF (SFr)	Nov. 20, 2020 CHF (SFr)
Marketable Securities [Line Items]
Available-for-sale debt security | $														$ 9,190,000
the "arago First Convertible Loan"
Marketable Securities [Line Items]
Available-for-sale debt security		SFr 5,000,000
Available-for-sale debt security, payment terms description		to be paid in five monthly installments of CHF 1 million starting August 12, 2020
Interest rate		5.00%
Available-for-sale debt security, additional information		WISeKey or arago could request conversion of the arago First Convertible Loan into arago shares representing 5% of arago’s fully diluted share capital provided that either the full CHF 5 million was paid by WISeKey or that WISeKey had terminated the agreement.
Payment on convertible loan	SFr 1,000,000
the "arago Second Convertible Loan"
Marketable Securities [Line Items]
Available-for-sale debt security, payment terms description									and four monthly installments of CHF 1 million starting September 18, 2020
Interest rate									5.00%
Payment on convertible loan	1,000,000							SFr 1,000,000
Available-for-sale debt security, convertible loan description									WISeKey intended to acquire 5% of arago’s fully diluted share capital against an investment of CHF 5 million the "arago Third Convertible Loan"
Marketable Securities [Line Items]
Available-for-sale debt security		SFr 5,000,000
Available-for-sale debt security, payment terms description							three monthly installments of CHF 1 million starting November 20, 2020 subject to adjustment in accordance with arago’s working capital needs, and (ii) a guarantee on arago’s existing indebtedness
Interest rate							5.00%
Available-for-sale debt security, additional information							WISeKey could request conversion of the arago Third Convertible Loan into arago shares representing 51% of arago’s fully diluted share capital at any time provided that the full CHF 5 million was paid by WISeKey and that WISeKey paid the nominal value of the newly issued shares in cash.
Payment on convertible loan	1,000,000							1,000,000
Available-for-sale debt security, convertible loan description							WISeKey intended to acquire 51% of arago’s fully diluted share capital, instead of the 5% previously negotiated under the arago First Convertible Loan and arago Second Convertible Loan, in exchange for (i) an investment of CHF 5 million
Payment on convertible loan	SFr 1,000,000							SFr 1,000,000				SFr 3,400,000	€ 300,000		SFr 400,000	SFr 400,000	SFr 600,000
Unrequired funds received					SFr 324,708	€ 300,000
Fair value of convertible debt | $											$ 11,166,432
Unrealized gain			$ 7,349,602	SFr 6,546,964
Cash payment for consideration											$ 1,796,155	1,600,000
Cash consideration												SFr 5,000,000
Fair value adjustment recognized in non-operating income			$ 5,553,447	SFr 4,946,964